Property, Plant and Equipment	12 Months Ended
Mar. 31, 2012
Property, Plant and Equipment
5.	Property, Plant and Equipment

Property, plant and equipment comprise:

	As of March 31,
	2011	2012
	US$	US$
Furniture and fixtures	507,737	497,334
Computer equipment and software	30,461,459	29,744,643
Office equipment	411,334	413,084
Vehicles	333,958	256,262
Leasehold improvements	478,156	677,932
Website development costs	1,856,794	2,553,410

Property, plant and equipment – at cost	34,049,438	34,142,665
Less: Accumulated depreciation and amortization	(29,159,054)	(27,875,525)

	4,890,384	6,267,140
Capital work- in- progress (net of impairment)	1,082,211	1,131,941

Property, plant and equipment – net	5,972,595	7,399,081

In fiscal 2010, due to change in technological environment, the Company abandoned certain search and mobile related projects which were included in ‘Capital work-in-progress’. Consequently, the Company recorded an impairment loss of US$ 136,878 representing carrying amount.

In fiscal 2011, Company discontinued the use of certain software included in Website development costs and recorded an impairment charge of US$109,658 representing carrying amount.

In fiscals 2010, 2011 and 2012, the Company incurred depreciation and amortization expense of US$ 5,004,262, US$ 3,617,535 and US$ 3,028,924 respectively.